SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT (Details)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Income Tax Disclosure [Abstract]
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	5.48%	9.84%
Permanent differences	(0.05%)	1.23%
Research and development credits	1.73%	17.30%
Change in valuation allowance	(22.82%)	186.84%
§382 Impact on NOL		(233.87%)
Stock Option Expirations	(5.33%)	(2.34%)
Income tax (provision) benefit	0.00%	0.00%